Notes to the Statements of Comprehensive Loss - Schedule of Research and Development Expenses (Details) - Research And Developments Expense [Member] - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses [Line Items]
Salary and related expenses	[1]	₪ 13,586	₪ 12,962	₪ 11,297
Consulting and professional services		2,422	4,153	6,498
Subcontractors		641	2,406	1,485
Computer maintenance		996	827	553
Car maintenance		561	754	300
Depreciation and amortization		417	523	507
Office maintenance		347	400	396
Miscellaneous		427	836	454
Total		19,397	22,861	21,490
Including share-based payment		₪ 145	₪ 354	₪ 362

[1]	Including share-based payment